DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by nature
Selling expenses	$ 1,353,165	$ 886,226	$ 696,638
General and administrative expenses	16,438,936	15,684,783	19,182,787
Product development and clinical trials expenses	16,060,857	17,489,092	19,364,503
Total Expenses	33,852,958	34,060,101	39,243,928
Depreciation	384,126	534,545	755,734
Share-based payments	3,292,877	2,484,543	1,810,111
Cash-based employee expenses	9,542,213	10,562,480	11,759,114
Depreciation
Expense by nature
General and administrative expenses	60,206	93,196	119,977
Product development and clinical trials expenses	323,920	382,234	426,144
Share-based payments
Expense by nature
Selling expenses	170,416	98,379	138,334
General and administrative expenses	2,147,832	1,080,627	510,508
Product development and clinical trials expenses	974,629	1,305,535	1,160,269
Cash-based employee expenses
Expense by nature
Selling expenses	352,837	202,261	109,150
General and administrative expenses	2,498,005	2,792,897	2,713,110
Product development and clinical trials expenses	6,691,371	7,609,387	10,195,949
Litigation expenses
Expense by nature
General and administrative expenses	540,125	2,410,350	13,170,138
Employee termination expenses
Expense by nature
General and administrative expenses	761,354
Collaboration and settlement expenses
Expense by nature
General and administrative expenses	2,379,790
Settlement Provision [Member]
Expense by nature
General and administrative expenses	2,749,968
Expenses related to the 2017 financing
Expense by nature
General and administrative expenses		5,447,182
Other expenses
Expense by nature
Selling expenses	829,912	585,586	449,154
General and administrative expenses	5,301,656	3,860,531	2,669,054
Product development and clinical trials expenses	$ 8,070,937	$ 8,191,936	$ 7,582,141